CAPITAL STOCK AND OTHER RELATED ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of capital stock and other capital related accounts [abstract]
Schedule of Detailed Information of Capital Stock and Other Capital Related Accounts

	2023	2022
Capital stock	58,349	59,603
Capital adjustment	43,012,348	43,936,999
Treasury shares	-	(20,038,774)
Share-based payment plans	569,731	356,176
Treasury shares trading premium	158,837	43,080
Share premium	63,825,938	79,442,908
Merger premium	14,350,655	14,350,655
Total	121,975,858	118,150,647
The issued, paid-in and registered capital stock consists of:
Common stock with a face value of 0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	583,483	596,026